Provisions for liabilities and other charges - Movements in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements in provisions for liabilities and other charges
Balance at beginning	€ 27,266	€ 20,218
Additions	6,148	7,764
Reversal	(562)	(795)
Use of provision, net	(131)	(22)
Effect of translation	(556)	101
Balance at ending	32,165	27,266
Current provisions	31,804	27,040
Non-current provisions	361	226
Tax risks
Movements in provisions for liabilities and other charges
Balance at beginning	25,840	19,675
Additions	4,736	6,700
Reversal	(167)	(611)
Use of provision, net		(21)
Effect of translation	(380)	97
Balance at ending	30,029	25,840
Current provisions	30,029
Provision For Value-Added Tax [Member]
Movements in provisions for liabilities and other charges
Balance at beginning	10,329
Balance at ending	10,691	10,329
Provision For Withholding Tax [Member]
Movements in provisions for liabilities and other charges
Balance at beginning	15,362
Balance at ending	19,013	15,362
Provisions Related To Other Taxes [Member]
Movements in provisions for liabilities and other charges
Balance at beginning	97
Balance at ending	324	97
Marketplace and consignment goods
Movements in provisions for liabilities and other charges
Balance at beginning	549	69
Additions	501	480
Reversal	(207)
Effect of translation	(45)
Balance at ending	798	549
Current provisions	798
Provision for other expenses
Movements in provisions for liabilities and other charges
Balance at beginning	877	474
Additions	911	584
Reversal	(188)	(184)
Use of provision, net	(131)	(1)
Effect of translation	(131)	4
Balance at ending	1,338	877
Current provisions	977
Non-current provisions	361
Restructuring provision	27	173
Provision for lost/damaged marketplace and consignment goods	361	226
Litigation and penalty provisions	€ 950	€ 483